Facility Operating Lease (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2023	Jun. 30, 2025	Jun. 30, 2024	Apr. 01, 2021
Facility Operating Lease [Abstract]
Operating lease, term				5 years
Lease payments		$ 768
ROU asset and lease liability	$ 1,200
Operating lease term		5 years 9 months 18 days
Operating lease discount rate		4.00%
Lease expenses		$ 168	$ 167
Operating expenses		$ 231	$ 240